Annual Total Returns [BarChart] - Great-West Lifetime 2045 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(4.44%)
2012	16.77%
2013	23.62%
2014	5.60%
2015	(1.90%)
2016	9.53%
2017	20.43%
2018	(9.36%)
2019	24.59%
2020	13.89%